PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK
PREFERRED STOCK

NOTE 12. PREFERRED STOCK

        Holdings is authorized to issue up to 60.0 million shares of preferred stock, par value $0.001 per share, and had 29.9 million shares of Series A Preferred Stock outstanding at December 31, 2010. Dividends were compounded quarterly on March 31, June 30, September 30 and December 31 of each year. Holders of Series A Preferred Stock, upon a liquidation event, were required to be paid at 100% of the purchase price thereof, plus any unpaid accumulated dividends. At December 31, 2010, $68.3 million in unpaid dividends had been accrued. In conjunction with the IPO, all outstanding shares of Series A Preferred Stock were redeemed in full, and no shares of preferred stock were outstanding as of December 31, 2011.